8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Details) - Warrants - $ / shares		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Outstanding		13,093,360		1,087,860		5,587,037
Granted		19,733,500		12,005,500		87,860
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		(1,040,000)		0		(87,860)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(1,087,860)		0		(4,499,177)
Outstanding		30,699,000		13,093,360		1,087,860
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 0.29		$ 0.61		$ 0.59
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		0.21		0.26		0.5
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		18		0		0.25
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		0.61		0		0.38
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		0.23		0.29		0.61
Expiry Date, March 15, 2025
Exercise price		$ 0.5		$ 0.5		$ 0.5	[1]
Outstanding		87,860		87,860	[1]	0	[1]
Granted		0		0		87,860	[1]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0	[1]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(87,860)		0		0	[1]
Outstanding		0		87,860		87,860	[1]
Expiry Date, May 19, 2025
Exercise price		$ 0.625		$ 0.625		$ 0.625
Outstanding		1,000,000		1,000,000		1,000,000
Granted		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(1,000,000)		0		0
Outstanding		0		1,000,000		1,000,000
Expiry Date, October 19, 2026
Exercise price		$ 0.3		$ 0.3
Outstanding		1,250,000		0
Granted		0		1,250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0
Outstanding		1,250,000		1,250,000		0
Expiry Date, December 28, 2026
Exercise price		$ 0.3		$ 0.3
Outstanding		100,000		0
Granted		0		100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0
Outstanding		100,000		100,000		0
Expiry Date, April 11, 2027
Exercise price		$ 0.2	[2]	$ 0.2
Outstanding		6,500,000	[2]	0
Granted		0	[2]	6,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		(620,000)	[2]	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	[2]	0
Outstanding		5,880,000	[2]	6,500,000	[2]	0
Expiry Date, June 21, 2028
Exercise price		$ 0.35		$ 0.35
Outstanding		2,500,000		0
Granted		0		2,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0
Outstanding		2,500,000		2,500,000		0
Expiry Date, June 28, 2028
Exercise price		$ 0.35		$ 0.35
Outstanding		1,099,250		0
Granted		0		1,099,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0
Outstanding		1,099,250		1,099,250		0
Expiry Date, July 18, 2028
Exercise price		$ 0.35		$ 0.35
Outstanding		556,250		0
Granted		0		556,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0
Outstanding		556,250		556,250		0
Expiry Date, April 9, 2028
Exercise price	[3]	$ 0.15
Outstanding	[3]	0
Granted	[3]	13,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	[3]	(420,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	[3]	0
Outstanding	[3]	13,080,000		0
Expiry Date, July 31, 2029
Exercise price		$ 0.35
Outstanding		0
Granted		1,233,500
Outstanding		1,233,500		0
Expiry Date, August 12, 2029
Exercise price		$ 0.35
Outstanding		0
Granted		5,000,000
Outstanding		5,000,000		0
Expiry Date, October 9, 2022
Exercise price						$ 1
Outstanding				0		767,037
Granted						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						(767,037)
Outstanding						0
Expiry Date, March 15, 2023
Exercise price	[4]					$ 0.25
Outstanding	[4]			0		3,820,000
Granted	[4]					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	[4]					(87,860)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	[4]					(3,732,140)
Outstanding	[4]					0

[1]	Pursuant to the warrant incentive program, 87,860 warrants were exercised for 87,860 common shares and 87,860 incentive warrants at a price of $0.50 expiring on March 15, 2025.
[2]	Subsequently, 620,000 warrants were exercised.
[3]	Subsequently, 1,575,000 warrants were exercised.
[4]	On February 15, 2023, the exercise price of the 3,820,000 warrants was amended from $0.50 to $0.25 and the expiry date was extended to March 15, 2023.